Schedule of Investments
March 31, 2024 (unaudited)

Moderate Allocation Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(@)

Common Stocks (United States) - 37.5%

Communication Services - 2.5%
ALPHABET INC (A) (1)	839	126,630
ALPHABET INC. (C) (1)	15,307	2,330,644
META PLATFORMS INC	3,398	1,650,001
NETFLIX INC (1)	310	188,272
TELEPHONE & DATA SYS INC DEL NEW	1,355	21,707
TRIPADVISOR INC (1)	1,801	50,050

		4,367,304

Consumer Discretionary - 5.8%
AMAZON.COM INC (1)	7,982	1,439,793
BEST BUY CO INC	920	75,468
BURLINGTON STORES INC (1)	460	106,807
DR HORTON INC	4,406	725,007
EBAY INC	3,325	175,494
GARMIN LIMITED	14,204	2,114,549
HOME DEPOT INC	1,613	618,747
LA Z BOY INC	1,215	45,708
LEGGETT & PLATT INC	9,166	175,529
LENNAR CORP	7,533	1,295,525
LOWES COMPANIES INC	1,070	272,561
MOHAWK INDS INC (1)	2,869	375,523
NVR INC (1)	13	105,299
O'REILLY AUTOMOTIVE INC (1)	144	162,559
PULTEGROUP INC	3,671	442,796
ROSS STORES INC	5,984	878,212
TJX COMPANIES INC	3,653	370,487
TOLL BROS INC	2,588	334,810
Town Sports International (1)(4)	961	0
WHIRLPOOL CORP	2,328	278,499

		9,993,373

Consumer Staples - 1.8%
CASEYS GEN STORES INC	618	196,802
COSTCO WHOLESALE CORP	1,523	1,115,795
KROGER CO	5,792	330,897
MONDELEZ INTERNATIONAL INC (A)	1,446	101,220
PERFORMANCE FOOD GROUP CO (1)	2,424	180,927
TARGET CORPORATION	1,617	286,549
WALGREEN BOOTS ALLIANCE INC	4,799	104,090
WALMART INC	13,053	785,399

		3,101,679

Energy - 2.9%
Berry Corporation (bry)	301	2,423
CHENIERE ENERGY INC	2,442	393,846
CHEVRON CORP	4,132	651,782
CONOCOPHILLIPS	2,192	278,998
DEVON ENERGY CORP	61	3,061
DIAMONDBACK ENERGY, INC	3,993	791,293
DT MIDSTREAM INC	2,810	171,691
EOG RESOURCES INC	1,619	206,973
EXXON MOBIL CORP	3,867	449,500
HF SINCLAIR CORPORATION	123	7,426
INTERNATIONAL SEAWAYS INC	33	1,756
MARATHON OIL CORP	67	1,899
ONEOK INC NEW	4,259	341,444
OVINTIV INC	898	46,606
PEABODY ENERGY CORP	56	1,359
PIONEER NATURAL RESOURCES	3,973	1,042,913
SCORPIO TANKERS INC	337	24,112
TEEKAY CORPORATION (1)	502	3,655
VALERO ENERGY CORP	2,648	451,987

Westmoreland Coal Co (1)(4)	773	0
WILLIAMS COS INC	936	36,476

		4,909,200

Financials - 5.8%
ALLY FINANCIAL INC	7,070	286,971
AMERIPRISE FINANCIAL, INC	1,147	502,891
BANK OF NEW YORK MELLON CORP	4,531	261,076
Berkshire Hathaway Class B (1)	10,799	4,541,195
CAPITAL ONE FINL CORP	1,922	286,167
FIRST AMERICAN FINANCIAL CORP	246	15,018
JPMORGAN CHASE & CO	158	31,647
MASTERCARD INCORPORATED	5,626	2,709,313
MEDLEY MANAGEMENT INC (1)(4)	27	0
NORTHERN TRUST CORP	5,000	444,600
PROG HOLDINGS INC	150	5,166
RAIT Financial Trust (1)(4)	751	0
REINSURANCE GRP OF AMER INC	315	60,757
STATE STREET CORP	8,071	624,050
SYNCHRONY FINANCIAL	1,736	74,856
WAFD INC	882	25,604
WINTRUST FINL CORP	113	11,796

		9,881,107

Healthcare - 3.2%
ABBVIE INC	958	174,452
BRISTOL-MYERS SQUIBB CO	3,566	193,384
CENTENE CORPORATION (1)	3,254	255,374
CVS HEALTH CORP	222	17,707
ELEVANCE HEALTH INC	1,412	732,178
ELI LILLY & CO	1,055	820,748
ENCOMPASS HEALTH CORPORATION	2,163	178,621
GILEAD SCIENCE INC	4,330	317,173
HUMANA INC	171	59,289
JOHNSON AND JOHNSON	6,824	1,079,489
MCKESSON CORP	397	213,129
ORGANON & CO	146	2,745
PFIZER INC	3,577	99,262
QUEST DIAGNOSTICS INC	401	53,377
THE CIGNA GROUP	643	233,531
UNITEDHEALTH GROUP INC (DEL)	1,269	627,774
VIATRIS INC.	3,418	40,811
VIKING THERAPEUTICS, INC. (1)	45	3,690
ZOETIS INC	1,857	314,223

		5,416,957

Industrials - 4.5%
A. O. SMITH CORP	2,280	203,969
AECOM	7,388	724,615
AGCO CORP	518	63,724
AIR LEASE CORP	2,418	124,382
ALLEGION PLC	1,944	261,876
APPLIED INDUSTRIAL TECH INC	46	9,087
BOISE CASCADE COMPANY	147	22,545
BROADRIDGE FIN'L SOLUTIONS	480	98,333
CRANE COMPANY	12	1,622
CSX CORP	4,869	180,494
DELTA AIR LINES INC. (NEW)	2,838	135,855
EAGLE BULK SHIPPING INC (1)	2,174	135,810
EMCOR GROUP INC	1,027	359,655
FASTENAL CO	12,257	945,505
FERGUSON PLC	2,370	517,679
FORTUNE BRANDS INNOVATIONS INC	203	17,188
GENCO SHIPPING & TRADING LTD	3,273	66,540
GRACO INC	393	36,730
GRAINGER W W INC	480	488,304
J.B. HUNT TRANSPORT SERVICES INC	217	43,237
JOHNSON CONTROLS INTERNATIONAL PLC	1,850	120,842
MATSON INC	1,671	187,820
MSC INDUSTRIAL DIRECT CO INC	3,787	367,490
NORFOLK SOUTHERN CORP	1,581	402,949
OWENS CORNING INC	1,793	299,072
QUANTA SERVICES INC	365	94,827
RYDER SYS INC	25	3,005

TRANE TECHNOLOGIES PLC	1,272	381,854
UFP Industries, Inc.	41	5,043
UNION PACIFIC CORP	4,242	1,043,235
UNITED AIRLINES HOLDINGS INC (1)	4,922	235,665
VERISK ANALYTICS INC	679	160,061

		7,739,013

Information Technology - 10.2%
ADVANCED MICRO DEVICES INC (1)	2,361	426,137
ANALOG DEVICES INC	7,049	1,394,222
APPLE INC	3,659	627,445
APPLIED MATERIALS INC	919	189,525
BROADCOM INC	992	1,314,807
CONSENSUS CLOUD SOLUTIONS, INC. (1)	1,761	27,929
CRANE NXT CO	12	743
DOCUSIGN INC (1)	1,494	88,968
ENPHASE ENERGY INC (1)	1,270	153,645
FIRST SOLAR INC (1)	1,935	326,628
GLOBALFOUNDRIES INC. (1)	601	31,318
INTEL CORP	10,434	460,870
KLA Corporation	133	92,910
MARATHON DIGITAL HOLDINGS, INC (1)	273	6,164
MARVELL TECHNOLOGY INC.	267	18,925
MICROCHIP TECH INC	5,693	510,719
MICRON TECH INC	1,662	195,933
MICROSOFT CORP	8,242	3,467,574
NVIDIA CORP	4,084	3,690,139
ON SEMICONDUCTOR CORP (1)	2,236	164,458
ORACLE CORPORATION	1,764	221,576
PALANTIR TECHNOLOGIES INC (1)	821	18,891
PEGASYSTEMS INC	113	7,304
QORVO INC (1)	1,268	145,604
QUALCOMM INC	7,636	1,292,775
RAMBUS INC (1)	49	3,029
SKYWORKS SOLUTIONS INC	7,684	832,331
TEXAS INSTRUMENTS INC	9,933	1,730,428
UNIVERSAL DISPLAY CORP	764	128,696

		17,569,693

Materials - 0.4%
SUNCOKE ENERGY INC	184	2,074
SYLVAMO CORPORATION	1,014	62,604
VULCAN MATERIALS CO	2,198	599,878

		664,556

Real Estate Investment Trust - 0.2%
COSTAR GROUP INC (1)	2,713	262,076
Spirit MTA REIT Liquidating Trust (1)(4)	1,024	0

		262,076

Utilities - 0.2%
ENTERGY CORP	1,401	148,058
NEXTERA ENERGY INC	3,270	208,986
XCEL ENERGY INCORPORATED	1,156	62,135

		419,179

Total Common Stocks (United States)	(Cost	$50,820,875)	64,324,139

Preferred Stock (United States) - 0.0%

WESCO International, Inc. Series A Variable Preferred, 9.7%		252	6,630

Total Preferred Stock (United States)	(Cost	$6,299)	6,630

Warrants (United States) - 0.0%

Chaparral Energy, Inc. A Warrants, Expiration Date 10/14/2024 (1)(4)		1	0
Chaparral Energy, Inc. B Warrants, Expiration Date 10/14/2025 (1)(4)		1	0
Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (1)(4)		7	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (1)(4)		3	0
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (1)(4)		3	0

Total Warrants (United States)	(Cost	$656)	0

Registered Investment Companies - 47.2%

U.S. Fixed Income - 44.7%
Baird Core Plus Bond Fund - Class I		2,046,071	20,583,475
BBH Limited Duration Fund - Class I		45	468
BRANDYWINEGLOBAL HIGH YIELD CLASS I		609,821	6,207,983
DODGE & COX INCOME FUND CLASS I		1,329,714	16,554,944
FIDELITY ADVISOR HIGH INCOME ADVANTAGE FUND CLASS Z		580,677	6,271,316
FIDELITY ADVISOR TOTAL BOND FUND CLASS Z		2,263,188	21,409,763
Frost Total Return Bond Fund - Class I		571,617	5,538,973
PGIM Short-Term Corporate Bond Fund - Class R6		843	8,835

			76,575,757

International Fixed Income - 2.5%
iShares JP Morgan USD Emerging Markets Bond ETF (5)		46,903	4,205,792

			4,205,792

Total Registered Investment Companies	(Cost	$77,893,330)	80,781,549

Money Market Registered Investment Companies - 14.8%

Meeder Institutional Prime Money Market Fund, 5.33% (2)		25,338,091	25,340,625

Total Money Market Registered Investment Companies	(Cost	$25,324,720)	25,340,625

Total Investments - 99.5%	(Cost	$154,045,880)	170,452,943

Other Assets less Liabilities - 0.5%			889,740

Total Net Assets - 100.0%			171,342,683

Trustee Deferred Compensation (3)

Meeder Balanced Fund - Retail Class		722	9,805
Meeder Dynamic Allocation Fund - Retail Class		1,750	25,865
Meeder Muirfield Fund - Retail Class		2,450	24,647
Meeder Conservative Allocation Fund - Retail Class		234	5,321

Total Trustee Deferred Compensation	(Cost	$55,898)	65,638

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
E-mini Standard & Poors MidCap 400 Futures	1	6/21/2024	307,740	10,409
Mini MSCI EAFE Index Futures	68	6/21/2024	8,014,140	34,958
Mini MSCI Emerging Markets Index Futures	46	6/21/2024	2,412,700	(21,440)
Russell 2000 Mini Index Futures	66	6/21/2024	7,081,470	176,150
Standard & Poors 500 Mini Futures	5	6/21/2024	1,327,125	8,092

Total Futures Contracts	186		19,143,175	208,169

(@)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 - quoted prices in active markets for identical securities

●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (6)
Level 1 - Quoted Prices	$170,452,943	$208,169
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$170,452,943	$208,169

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(1)	Represents non-income producing securities.

(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2024.

(3)	Assets of affiliates to the Moderate Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(4)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.

(5)	Exchange-traded fund.

(6)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.